                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10155
                                  ----------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                 64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  03-31-2008
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                          VP Inflation Protection Fund

                                 March 31, 2008

                                                                American Century
                                                                 Investments (R)
                                                                     [LOGO]

VP Inflation Protection - Schedule of Investments
-------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES & EQUIVALENTS - 55.0%
--------------------------------------------------------------------------------
$  1,500,000  AID (Egypt), 4.45%, 9/15/15(1)                       $  1,559,268
  36,052,086  U.S. Treasury Inflation Indexed
              Bonds, 2.375%, 1/15/25(1)                              39,201,019
  41,682,536  U.S. Treasury Inflation Indexed
              Bonds, 2.00%, 1/15/26(1)                               42,929,761
  21,349,008  U.S. Treasury Inflation Indexed
              Bonds, 2.375%, 1/15/27(1)                              23,285,449
  13,902,120  U.S. Treasury Inflation Indexed
              Bonds, 1.75%, 1/15/28(1)                               13,772,886
  22,182,450  U.S. Treasury Inflation Indexed
              Bonds, 3.625%, 4/15/28(1)                              28,740,137
  14,526,084  U.S. Treasury Inflation Indexed
              Bonds, 3.875%, 4/15/29(1)                              19,626,105
  18,708,758  U.S. Treasury Inflation Indexed
              Bonds, 3.375%, 4/15/32(1)                              24,566,937
     815,360  U.S. Treasury Inflation Indexed
              Notes, 4.25%, 1/15/10(1)                                  884,538
   3,759,818  U.S. Treasury Inflation Indexed
              Notes, 0.875%, 4/15/10(1)                               3,848,820
     242,520  U.S. Treasury Inflation Indexed
              Notes, 3.50%, 1/15/11(1)                                  268,288
   2,924,020  U.S. Treasury Inflation Indexed
              Notes, 2.375%, 4/15/11(1)                               3,141,725
   5,437,662  U.S. Treasury Inflation Indexed
              Notes, 3.375%, 1/15/12(1)                               6,119,920
     988,038  U.S. Treasury Inflation Indexed
              Notes, 2.00%, 4/15/12(1)                                1,063,608
   8,216,460  U.S. Treasury Inflation Indexed
              Notes, 3.00%, 7/15/12(1)                                9,207,579
   4,596,360  U.S. Treasury Inflation Indexed
              Notes, 1.875%, 7/15/13(1)                               4,956,889
   9,857,100  U.S. Treasury Inflation Indexed
              Notes, 2.00%, 1/15/14(1)                               10,668,773
  15,786,783  U.S. Treasury Inflation Indexed
              Notes, 2.00%, 7/15/14(1)                               17,133,601
  11,605,335  U.S. Treasury Inflation Indexed
              Notes, 1.625%, 1/15/15(1)                              12,298,034
  20,615,380  U.S. Treasury Inflation Indexed
              Notes, 1.875%, 7/15/15(1)                              22,230,801
  18,103,193  U.S. Treasury Inflation Indexed
              Notes, 2.00%, 1/15/16(1)                               19,606,609
  24,558,205  U.S. Treasury Inflation Indexed
              Notes, 2.50%, 7/15/16(1)                               27,629,921
  29,197,908  U.S. Treasury Inflation Indexed
              Notes, 2.375%, 1/15/17(1)                              32,544,280
  13,777,464  U.S. Treasury Inflation Indexed
              Notes, 2.625%, 7/15/17(1)                              15,684,788
  32,992,350  U.S. Treasury Inflation Indexed
              Notes, 1.625%, 1/15/18(1)                              34,603,334
                                                                   ------------
TOTAL U.S. TREASURY SECURITIES &
EQUIVALENTS
(Cost $383,606,320)                                                 415,573,070
                                                                   ------------
U.S. GOVERNMENT AGENCY SECURITIES - 19.6%
--------------------------------------------------------------------------------
   4,000,000  FAMCA, 4.875%, 1/14/11
              (Acquired 8/30/07, Cost $4,018,400)(2)                  4,235,725
   3,750,000  FAMCA, 5.50%, 7/15/11
              (Acquired 9/6/06, Cost $3,804,075)(1)(2)                4,074,180
   1,000,000  FAMCA, 5.40%, 10/14/11(1)                               1,084,787
   3,974,000  FAMCA, 6.71%, 7/28/14(1)                                4,673,031
   5,000,000  FFCB, 4.50%, 10/17/12                                   5,282,630
   2,000,000  FFCB, 4.875%, 12/16/15                                  2,123,798
   5,000,000  FFCB, 4.875%, 1/17/17(1)                                5,327,905
   5,000,000  FHLB, 5.00%, 3/9/12(1)                                  5,377,495
  15,000,000  FHLB, 5.50%, 8/13/14(1)                                16,621,545
   4,000,000  FHLB, 4.75%, 12/16/16(1)                                4,224,400
   1,030,000  FHLB, 4.875%, 5/17/17(1)                                1,097,051
   7,000,000  FHLMC, 2.875%, 4/30/10(1)                               7,084,847
   2,000,000  FHLMC, 5.625%, 3/15/11(1)                               2,163,454
   5,000,000  FHLMC, 5.50%, 8/20/12(1)                                5,488,055
   3,000,000  FNMA, 4.875%, 5/18/12(1)                                3,214,743
   3,555,000  FNMA, 4.75%, 11/19/12(1)                                3,799,182
   3,850,000  FNMA, 5.375%, 6/12/17(1)                                4,239,181
  18,244,000  FNMA, 6.625%, 11/15/30(1)                              22,646,879
  10,070,000  FNMA, VRN, 5.22%, 4/17/08, resets monthly off
              the Consumer Price Index Year over Year
              plus 1.14% with a cap of 24.00%, Final
              Maturity 2/17/09(1)                                    10,177,044

VP Inflation Protection - Schedule of Investments
-------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Principal Amount                                                       Value
--------------------------------------------------------------------------------
$  5,000,000  PEFCO, 6.67%, 9/15/09(1)                             $  5,324,770
   1,500,000  PEFCO, 5.69%, 5/15/12(1)                                1,652,451
   2,845,000  PEFCO, 4.97%, 8/15/13(1)                                3,067,266
   4,000,000  PEFCO, 4.55%, 5/15/15(1)                                4,207,416
  13,800,000  TVA, Series 2002 A, 6.79%, 5/23/12(1)                  15,657,977
   1,750,000  TVA, Series 2001 D, 4.875%, 12/15/16(1)                 1,866,779
   3,550,000  TVA, Series 2008 B, 4.50%, 4/1/18                       3,665,474
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $142,840,700)                                                 148,378,065
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS(3) - 9.7%
--------------------------------------------------------------------------------
   4,852,574  Banc of America Alternative Loan Trust,
              Series 2007-2, Class 2A4, 5.75%, 6/25/37(1)             4,637,609
   6,200,000  Banc of America Commercial Mortgage, Inc.,
              Series 2007-4, Class A3 SEQ,
              6.00%, 8/10/14(1)                                       6,009,474
   872,782    Banc of America Large Loan, Series 2005 MIB1,
              Class A1, VRN, 2.97%, 4/15/08, resets
              monthly off the 1-month LIBOR plus 0.15% with
              no caps, Final Maturity 3/15/22
              (Acquired 11/18/05, Cost $872,782)(1)(2)                  816,365
   1,122,537  Bear Stearns Commercial Mortgage Securities Trust,
              Series 2003 T12, Class A2 SEQ,
              3.88%, 8/13/39(1)                                       1,113,813
      92,541  Commercial Mortgage Pass-Through Certificates,
              Series 2005 FL11, Class A1, VRN,
              2.97%, 4/15/08, resets monthly off the 1-month
              LIBOR plus 0.15% with no caps, Final
              Maturity 11/15/17 (Acquired 11/18/05,
              Cost $92,541)(1)(2)                                        89,501
   7,000,000  Credit Suisse Mortgage Capital Certificates,
              Series 2007 TF2A, Class A1, VRN,
              3.00%, 4/15/08, resets monthly off the
              1-month LIBOR plus 0.18% with no caps, Final
              Maturity 4/15/22 (Acquired 7/24/07,
              Cost $7,000,000)(1)(2)                                  6,678,973
   1,407,372  FHLMC, Series 2508, Class UL SEQ,
              5.00%, 12/15/16(1)                                      1,440,962
   3,000,000  FNMA, Series 2003-92, Class PD, 4.50%,
              3/25/17(1)                                              3,045,507
   4,184,798  GMAC Commercial Mortgage Securities, Inc.,
              Series 2005 C1, Class A2 SEQ,
              4.47%, 5/10/43(1)                                       4,132,819
   1,007,897  GNMA, Series 2003-46, Class PA, 5.00%,
              5/20/29(1)                                              1,017,025
     192,868  GNMA, Series 2003-112, Class MN, 4.00%,
              5/16/25(1)                                                192,924
   2,000,000  GNMA, Series 2005-24, Class UB SEQ, 5.00%,
              1/20/31(1)                                              2,020,338
   6,000,000  Greenwich Capital Commercial Funding Corp.,
              Series 2005 GG3, Class A2 SEQ,
              4.30%, 8/10/42(1)                                       5,922,576
   2,000,000  LB-UBS Commercial Mortgage Trust,
              Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(1)         1,908,496
     623,826  LB-UBS Commercial Mortgage Trust,
              Series 2003 C5, Class A2 SEQ, 3.48%, 7/15/27(1)           620,732
   5,000,000  LB-UBS Commercial Mortgage Trust,
              Series 2004 C4, Class A2, 4.57%, 6/15/29(1)             4,975,505
   3,801,785  LB-UBS Commercial Mortgage Trust,
              Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)         3,777,416
   2,590,000  LB-UBS Commercial Mortgage Trust,
              Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)         2,516,232
   6,350,958  Lehman Brothers Floating Rate Commercial
              Mortgage Trust, Series 2007 LLFA, Class A1,
              VRN, 3.12%, 4/15/08, resets monthly off
              the 1-month LIBOR plus 0.30% with no caps,
              Final Maturity 6/15/22 (Acquired 8/3/07,
              Cost $6,350,958)(1)(2)                                  6,034,763
   2,000,000  Merrill Lynch Mortgage Trust STRIPS -
              COUPON, Series 2006 C1, Class A2, VRN, 5.80%,
              4/1/08, Final Maturity 5/12/39(1)                       1,994,776
   4,671,784  Morgan Stanley Capital I, Series 2004 HQ3,
              Class A2 SEQ, 4.05%, 1/13/41(1)                         4,592,990
   2,055,000  Washington Mutual Mortgage Pass-Through
              Certificates, Series 2004 AR4, Class A6, VRN,
              3.80%, 4/1/08, Final Maturity 6/25/34(1)                2,053,050
   1,805,000  Washington Mutual Mortgage Pass-Through
              Certificates, Series 2004 AR7, Class A6, VRN,
              3.94%, 4/1/08, Final Maturity 7/25/34(1)                1,816,110
   1,000,000  Washington Mutual Mortgage Pass-Through
              Certificates, Series 2005 AR4, Class A3, VRN,
              4.59%, 4/1/08, Final Maturity 4/25/35(1)                1,003,585
   5,260,722  Wells Fargo Mortgage Backed Securities Trust,
              Series 2007-11, Class A19 SEQ,
              6.00%, 8/25/37(1)                                       5,216,369
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $74,562,124)                                                   73,627,910
                                                                   ------------

VP Inflation Protection - Schedule of Investments
-------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Principal Amount                                                       Value
--------------------------------------------------------------------------------

CORPORATE BONDS - 7.8%
--------------------------------------------------------------------------------
$  2,000,000  ABN AMRO Bank NV, VRN, 6.28%, 4/28/08, resets
              monthly off the Consumer Price Index Year
              over Year plus 2.00% with no caps,
              Final Maturity 9/27/08(1)                            $  2,022,040
   2,000,000  Barclays Bank plc, VRN, 6.11%, 4/28/08, resets
              monthly off the Consumer Price Index
              Year over Year plus 1.83% with no caps,
              Final Maturity 7/28/08(1)                               2,002,500
     187,000  Hartford Life Insurance Co., VRN, 6.48%, 4/15/08,
              resets monthly off the Consumer Price Index Year Over
              Year plus 2.20% with no caps, Final
              Maturity 10/15/08(1)                                      187,722
     706,000  HSBC Finance Corp., VRN, 5.36%, 4/10/08,
              resets monthly off the Consumer Price Index
              Year over Year plus 1.08% with no caps,
              Final Maturity 9/10/09(1)                                 708,161
   3,000,000  HSBC Finance Corp., VRN, 5.39%, 4/10/08, resets monthly off the Consumer Price Index
              Year over Year plus 1.11% with no caps,
              Final Maturity 2/10/10(1)                               2,943,750
   1,067,000  HSBC Finance Corp., VRN, 5.47%, 4/10/08, resets monthly off the Consumer Price Index
              Year over Year plus 1.19% with no caps,
              Final Maturity 2/10/09(1)                               1,070,457
   9,500,000  International Bank for Reconstruction &
              Development, 7.625%, 1/19/23(1)                        12,980,135
      40,000  John Hancock Life Insurance Co., VRN, 5.41%,
              4/15/08, resets monthly off the Consumer
              Price Index Year over Year plus 1.13% with no caps,
              Final Maturity 6/15/10(1)                                  40,278
     179,000  John Hancock Life Insurance Co., VRN, 5.90%,
              4/15/08, resets monthly off the Consumer
              Price Index Year over Year plus 1.62% with
              no caps, Final Maturity 11/15/10(1)                       182,186
   2,139,000  Lehman Brothers Holdings, Inc., VRN, 6.15%,
              4/10/08, resets monthly off the Consumer
              Price Index Year over Year plus 2.07% with no
              caps, Final Maturity 11/10/15(1)                        1,866,277
   4,160,000  Lehman Brothers Holdings, Inc., VRN, 5.54%,
              4/23/08, resets monthly off the Consumer
              Price Index Year over Year plus 1.46% with
              no caps, Final Maturity 3/23/12(1)                      3,868,800
   4,760,000  Merrill Lynch & Co., Inc., VRN, 5.44%, 4/1/08,
              resets monthly off the Consumer Price
              Index plus 1.16% with no caps, Final
              Maturity 3/2/09(1)                                      4,670,750
   4,359,000  Morgan Stanley, VRN, 6.38%, 4/1/08, resets
              monthly off the Consumer Price Index Year over
              Year plus 2.10% with no caps,
              Final Maturity 12/1/17(1)                               4,162,845
   2,125,000  Principal Life Income Fundings Trusts, VRN,
              5.13%, 4/1/08, resets monthly off the Consumer
               Price Index Year over Year plus
              1.05% with no caps, Final Maturity 4/1/08(1)            2,125,000
     303,000  Prudential Financial, Inc., VRN, 6.28%, 4/1/08,
              resets monthly off the Consumer Price Index Year
              over Year plus 2.00% with no caps, Final
              Maturity 11/2/20(1)                                       260,959
  11,050,900  SLM Corp., 1.32%, 1/25/10(1)                            9,075,552
     490,000  SLM Corp., VRN, 6.43%, 4/1/08, resets monthly
              off the Consumer Price Index Year over
              Year plus 2.15% with no caps,
              Final Maturity 2/1/14(1)                                  358,312
   1,500,000  SLM Corp., VRN, 6.28%, 4/15/08, resets monthly
              off the Consumer Price Index Year over
              Year plus 2.20% with no caps, Final
              Maturity 6/15/09(1)                                     1,411,875
   8,914,320  Toyota Motor Credit Corp. Inflation
              Indexed Bonds, 1.22%, 10/1/09(1)                        8,904,693
                                                                   ------------
TOTAL CORPORATE BONDS
(Cost $60,316,706)                                                   58,842,292
                                                                   ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) - 3.3%
--------------------------------------------------------------------------------
     684,059  FHLMC, 4.50%, 5/1/19(1)                                   682,510
   3,815,084  FHLMC, 5.00%, 4/1/21(1)                                 3,862,479
     366,372  FHLMC, 5.50%, 12/1/33(1)                                  371,235
   5,002,419  FHLMC, 5.50%, 12/1/36                                   5,058,276
     974,675  FNMA, 5.00%, 9/1/20(1)                                    986,190
  10,329,319  FNMA, 5.50%, 7/1/36                                    10,441,454
     123,894  GNMA, 6.00%, 6/20/17                                      128,767
     108,021  GNMA, 6.00%, 7/20/17                                      112,269
     768,082  GNMA, 6.00%, 5/15/24(1)                                   798,143

VP Inflation Protection - Schedule of Investments
-------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Principal Amount                                                       Value
--------------------------------------------------------------------------------
$  2,783,175  GNMA, 5.50%, 9/20/34(1)                              $  2,838,752
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED SECURITIES
(Cost $25,105,862)                                                   25,280,075
                                                                   ------------
ZERO-COUPON U.S. TREASURY SECURITIES &
EQUIVALENTS(4) - 1.5%
--------------------------------------------------------------------------------
   5,000,000  AID (Israel), 4.70%, 5/1/15(1)                         3,947,510
     242,000  Federal Judiciary, 4.41%, 8/15/11(1)                     224,487
      56,000  Federal Judiciary, 4.88%, 8/15/12(1)                      50,019
   4,351,000  Federal Judiciary, 4.85%, 8/15/13(1)                   3,741,316
      91,000  Federal Judiciary, 5.43%, 2/15/23(1)                      45,141
     353,000  REFCORP STRIPS - COUPON, 3.61%, 10/15/08(1)              350,051
   2,000,000  REFCORP STRIPS - COUPON, 4.51%, 1/15/14(1)             1,701,714
     232,000  REFCORP STRIPS - COUPON, 4.84%, 4/15/16(1)               174,510
     142,000  REFCORP STRIPS - COUPON, 4.87%, 7/15/17(1)                98,566
     442,000  REFCORP STRIPS - COUPON, 4.91%, 1/15/18(1)               298,390
     475,000  REFCORP STRIPS - COUPON, 4.94%, 4/15/19(1)               297,195
                                                                   ------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES
& EQUIVALENTS
(Cost $10,758,549)                                                   10,928,899
                                                                   ------------
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(4) - 1.3%
--------------------------------------------------------------------------------
     125,000  FICO STRIPS - COUPON, 4.40%, 11/30/08(1)                 123,436
     113,000  FICO STRIPS - COUPON, 5.27%, 2/3/10(1)                   109,213
     101,000  FICO STRIPS - COUPON, 5.27%, 5/2/10(1)                    96,985
     485,000  FICO STRIPS - COUPON, 4.58%, 11/30/10(1)                 459,382
   3,038,000  FICO STRIPS - COUPON, 5.10%, 4/6/11(1)                 2,845,974
   1,763,000  FICO STRIPS - COUPON, 4.83%, 3/26/12(1)                1,594,117
   2,000,000  FICO STRIPS - COUPON, 4.39%, 10/6/12(1)                1,768,604
     900,000  Government Trust Certificates, 2.87%, 5/15/08(1)         898,320
   1,000,000  Government Trust Certificates, 3.06%, 11/15/08(1)        988,607
     500,000  TVA STRIPS - COUPON, 5.28%, 4/15/08(1)                   499,670
     110,000  TVA STRIPS - COUPON, 4.95%, 10/15/08(1)                  108,848
     132,000  TVA STRIPS - COUPON, 5.28%, 10/15/09(1)                  128,058
     100,000  TVA STRIPS - COUPON, 4.77%, 4/15/12(1)                    90,045
                                                                   -----------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $8,334,959)                                                     9,711,259
                                                                   ------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 1.1%
--------------------------------------------------------------------------------
    7,805,994  FHLMC, VRN, 5.77%, 1/1/12, thereafter resets
               monthly off the 1-month LIBOR plus 1.99% with
               no caps, Final Maturity 1/1/38
(Cost $7,986,508)                                                     7,932,139
                                                                   ------------
COMMERCIAL PAPER(5) - 0.9%
--------------------------------------------------------------------------------
    7,000,000  Chariot Funding LLC, 3.10%, 4/1/08
               (Acquired 3/31/08, Cost $6,999,397)(2)
(Cost $7,000,000)                                                     6,999,349
                                                                   ------------
SOVEREIGN GOVERNMENTS & AGENCIES - 0.7%
--------------------------------------------------------------------------------
    5,000,000  KfW, 4.75%, 5/15/12(1)
(Cost $4,890,291)                                                     5,345,130
                                                                   ------------

VP Inflation Protection - Schedule of Investments
-------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Principal Amount                                                       Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(3)(6)
--------------------------------------------------------------------------------
$     133,330  Atlantic City Electric Transition Funding LLC,
               Series 2003-1, Class A1 SEQ, 2.89%, 7/20/11(1)
(Cost $133,334)                                                    $    133,182
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 100.9%
(Cost $725,535,353)                                                 762,751,370
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (0.9)%                               (6,896,484)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $755,854,886
                                                                   ============

SWAP AGREEMENTS

Notional                                                             Unrealized
Amount               Description of Agreement      Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$4,750,000  Pay quarterly a fixed rate equal to
            0.20% multiplied by the                   June 2010    $    215,574
            notional amount and receive from
            Merrill Lynch International upon each
            default event of HSBC Finance
            Corp., par value of the proportional
            notional amount.

TOTAL RETURN
--------------------------------------------------------------------------------
44,000,000  Pay a fixed rate equal to 2.4875% and
            receive the return of
            the U.S. CPI Urban Consumers NSA Index
            upon the termination date with
            Barclays Bank plc.                        July 2010          96,694
20,000,000  Pay a fixed rate equal to 1.13% and
            receive the return of
            the U.S. CPI Urban Consumers NSA
            Index upon the termination
            date with Barclays Bank plc.             January 2012       411,357
35,000,000  Pay a fixed rate equal to 1.14% and
            receive the return of
            the U.S. CPI Urban Consumers NSA Index
            upon the termination
            date with Barclays Bank plc.              March 2012        212,043
20,000,000  Pay a fixed rate equal to 1.21% and
            receive the return of
            the U.S. CPI Urban Consumers NSA Index
            upon the termination
            date with Barclays Bank plc.              June 2014        (176,085)
20,000,000  Pay a fixed rate equal to 1.31% and
            receive the return of
            the U.S. CPI Urban Consumers NSA Index
            upon the termination
            date with Barclays Bank plc.              April 2017         65,326
30,100,000  Pay a fixed rate equal to 2.895% and
            receive
            the return of the U.S. CPI Urban
            Consumers NSA Index upon
            the termination date with Barclays
            Bank plc.                                December 2027     (640,751)
                                                                   ------------
                                                                   $    184,158
                                                                   ============

Notes to Schedule of Investments
--------------------------------------------------------------------------------
 AID        -   Agency for International Development
 CPI        -   Consumer Price Index
 Equivalent -   Security whose principal payments are secured by U.S. Treasurys
 FAMCA      -   Federal Agricultural Mortgage Corporation
 FFCB       -   Federal Farm Credit Bank
 FHLB       -   Federal Home Loan Bank
 FHLMC      -   Federal Home Loan Mortgage Association
 FICO       -   Financing Corporation
 FNMA       -   Federal National Mortgage Association
 GMAC       -   General Motors Acceptance Corporation
 GNMA       -   Government National Mortgage Association

VP Inflation Protection - Schedule of Investments
-------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

 LB-UBS     -   Lehman Brothers Inc. -- UBS AG
 LIBOR      -   London Interbank Offered Rate
 PEFCO      -   Private Export Funding Corporation
 REFCORP    -   Resolution Funding Corporation
 resets     -   The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a resets, the less risk the investor is taking
                that the coupon will significantly from current market rates.
 SEQ        -   Sequential Payer
 STRIPS     -   Separate trading of registered interest and principal of
                securities.
 TVA        -   Tennessee Valley Authority
 VRN        -   Variable Rate Note. Interest reset date is indicated.
                Rate shown is effective March 31, 2008.

(1)   Security, or portion thereof, has been segregated for swap agreements.
(2)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2008 was
      $28,928,856, which represented 3.8% of total net assets.
(3)   Final maturity indicated, unless otherwise noted.
(4)   The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(5)   The rate indicated is the yield to maturity at purchase.
(6)   Category is less than 0.05% of total net assets.

VP Inflation Protection - Schedule of Investments
-------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;
      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of March 31,
2008:

                                                                 Unrealized Gain
                                                                    (Loss) on
                                          Value of Investment    Other Financial
             Valuation Inputs                  Securities          Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                   -                   -
Level 2 - Other Significant Observable
          Inputs                            $   762,751,370        $    184,158
Level 3 - Significant Unobservable Inputs                 -                   -
                                            -----------------------------------
                                            $   762,751,370        $    184,158
                                            ===================================
*Includes swap agreements.

3. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  727,111,711
                                                        ==============
Gross tax appreciation of investments                   $   40,184,100
Gross tax depreciation of investments                       (4,544,441)
                                                        --------------
Net tax appreciation (depreciation) of investments      $   35,639,659
                                                        ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:      /s/ Jonathan S. Thomas
         ---------------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    May 27, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ---------------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    May 27, 2008

By:      /s/ Robert J. Leach
         ---------------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    May 27, 2008